Consolidated statement of comprehensive income - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated statement of comprehensive income
Profit for the year		£ 3,800	£ 2,151	£ 1,508
Items that do not qualify for reclassification
- contributions in preparation for ring-fencing (1)	[1]		(2,053)
- other movements		(142)	86	90
(Loss)/profit on fair value of credit in financial liabilities designated at fair value through profit or loss due to own credit risk		(189)	200	(126)
FVOCI financial assets		(71)	48
Tax		28	502	(10)
Total - Items that do not qualify for reclassification		(374)	(1,217)	(46)
Items that do qualify for reclassification
FVOCI financial assets		(14)	7	26
Cash flow hedges		294	(581)	(1,069)
Currency translation		(1,836)	310	100
Tax		(170)	189	256
Total - Items that do qualify for reclassification		(1,726)	(75)	(687)
Other comprehensive loss after tax		(2,100)	(1,292)	(733)
Total comprehensive income/(loss) for the year		1,700	859	775
Attributable to:
Ordinary shareholders		1,044	305	2
Preference shareholders		39	182	234
Paid-in equity holders		367	355	487
Non-controlling interests		250	17	52
Total comprehensive income/(loss) for the year		£ 1,700	£ 859	£ 775

[1]	On 17 April 2018 RBS Group agreed a Memorandum of Understanding (MoU) with the Trustees of the RBS Group Pension Fund in connection with the requirements of ring-fencing. NWM Plc could not continue to be a participant in the Main section and separate arrangements were required for its employees. Under the MoU, NWB Plc made a contribution of £2 billion on 9 October 2018 to strengthen funding of the Main section in recognition of the changes in covenant. Also under the MoU, NWM Plc made a £53 million contribution to the NWM section in Q1 2019